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                 ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND

                                 ABN AMRO FUNDS
                                 CLASS Y SHARES
                                 CLASS YS SHARES

                        SUPPLEMENT DATED JANUARY 27, 2003
                        TO PROSPECTUS DATED MARCH 1, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

The following information supplements the information located in the "Shareholder Information - Purchasing Shares" section on page 12 of each
Prospectus:

         ABN AMRO Institutional Prime Money Market Fund has designated an additional pricing time (before the current pricing time at 4:00 p.m. Eastern time) at 12 noon Eastern time.














                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


         For more information, please call ABN AMRO Funds: 800 992-8151 or visit our Web site at www.abnamrofunds.com


     ABN AMRO ASSET MANAGEMENT (USA) LLC - CHICAGO CAPITAL MANAGEMENT, INC.
         MONTAG & CALDWELL, INC. - TAMRO CAPITAL PARTNERS LLC - VEREDUS
                              ASSET MANAGEMENT LLC